Subsequent Events	6 Months Ended
Jul. 02, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Combined Financial Statements of the Company are derived from the consolidated financial statements of the Parent, which issued its financial statements for the year ended January 1, 2023 on February 16, 2023. Accordingly, the Company has evaluated transactions or other events for consideration as recognized subsequent events in the annual financial statements through February 16, 2023. Additionally, the Company has evaluated transactions and other events that occurred through March 3, 2023, the date these Combined Financial Statements were issued, for purposes of disclosure of unrecognized subsequent events.
Events Subsequent to Original Issuance of Financial Statements (Unaudited)
In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through April 24, 2023, the date the financial statements were reissued.
On April 20, 2023, the Company entered into a long-term lease for a newly renovated office building and a newly constructed R&D building in Summit, New Jersey that, when completed, will encompass a total of approximately 290,000 square feet and serve as the Company’s new global corporate headquarters. The expected lease expense is approximately $10 million per year with an initial term of 15 years. In addition to corporate office space, this campus will house laboratory space to principally support R&D. The relocation to this campus is expected to commence in 2025 for the office building and continue through 2026 for occupancy into the new R&D building. The Company will continue to operate from our interim corporate headquarters in Skillman, New Jersey until that time.
On March 22, 2023, the Company issued eight series of senior unsecured notes (the “Notes”) in an aggregate principal amount of $7.75 billion in a private placement. The net proceeds to the Company from the Notes offering was $7.69 billion after deductions of discounts and commissions payable of $65 million. The Notes will initially be fully and unconditionally guaranteed on a senior unsecured basis by the Parent. Such guarantees will terminate upon (1) the completion in all material respects of the transfer of the assets and liabilities of Johnson & Johnson’s Consumer Health Business to the Company, other than the transfer of the assets and liabilities of the Company’s businesses in certain jurisdictions where the Company and the Parent will defer the transfer of such assets and liabilities (such transfer, the “Consumer Health Business Transfer”) and (2) the occurrence of the initial registration of the Company’s equity securities. The Company intends to use the proceeds from the offering of the Notes as partial consideration to the Parent for the Consumer Health Business that the Parent will transfer to the Company. The net proceeds of the Notes offering were placed in segregated escrow accounts pending the occurrence of the
Consumer Health Business Transfer. On April 4, 2023, the net proceeds of the Notes offering were released from escrow upon the completion of the Consumer Health Business Transfer. After completion of the Notes offering on March 22, 2023, the Long-term debt outstanding was $7.69 billion.
On March 6, 2023, the Company entered into a credit agreement providing for a five-year senior unsecured revolving credit facility (the “Revolving Credit Facility”) in an aggregate principal amount of $4 billion to be made available in U.S. dollars and Euros. The Revolving Credit Facility contains representations and warranties, covenants and events of default that are customary for this type of financing, including covenants restricting the incurrence of liens and the entry into certain merger transactions. The company does not expect the Revolving Credit Facility to be drawn from or used in connection with the Separation.
Following the original issuance of the financial statements, on March 3, 2023, the Company entered into a commercial paper program (the “Commercial Paper Program”). The Company’s Board of Directors has authorized the issuance of up to $4 billion in aggregate principal amount of commercial paper under the Commercial Paper Program. The Commercial Paper Program contains representations and warranties, covenants and default that are customary for this type of financing.
Subsequent Events
Dividend Declaration
On July 20, 2023, the Company’s Board of Directors declared a $0.20 cash dividend for the third quarter of 2023 to shareholders. The third quarter dividend of $0.20 per share on the outstanding common stock of the Company will be payable on September 7, 2023 to shareholders of record as of the close of business on August 28, 2023.
Proposed Exchange Offer
On July 24, 2023, the Company filed a Registration Statement on Form S-4 with the SEC in connection with J&J’s proposed exchange offer, whereby J&J shareholders can exchange shares of J&J common stock for shares of the Company’s common stock owned by J&J.